Financial assets and liabilities - Changes in put option liability on subsidiary shares (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Financial assets and liabilities
Put option liability on subsidiary shares, beginning balance
Addition	4,000,000
Cost of raising capital	(157,684)
Interest rate update	2,332
Put option liability on subsidiary shares, ending balance	R$ 3,844,648